7. Derivative Liability: Schedule of Inputs and Assumptions Used to Value Convertible Debentures (Details)																																	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016	Jul. 27, 2016	Jul. 21, 2016	Jun. 28, 2016	Jun. 13, 2016	May 17, 2016	Apr. 30, 2016	Apr. 05, 2016	Dec. 07, 2015	Nov. 17, 2015	Apr. 30, 2015	Apr. 22, 2015	Apr. 16, 2015	Mar. 05, 2015	Jan. 31, 2015	Jan. 30, 2015	Jan. 26, 2015	Jan. 22, 2015	Jan. 21, 2015	Jan. 15, 2015	Jan. 14, 2015	Jan. 09, 2015	Nov. 18, 2014	Nov. 10, 2014	Nov. 07, 2014	Nov. 03, 2014	Oct. 31, 2014	Oct. 30, 2014	Sep. 19, 2014	Jul. 31, 2014	Jun. 15, 2014	Apr. 30, 2016
Expected Volatility																																	444.00%
Risk-Free Interest Rate																																	0.07%
Fair Value Assumptions, Expected Dividend Rate																																	0.00%
Expected Life (in years)																																	6 months 4 days
Convertible Debenture One
Expected Volatility								366.00%				747.00%	742.00%	736.00%	693.00%	528.00%								370.00%	355.00%	352.00%	348.00%	336.00%	335.00%	426.00%	362.00%	433.00%
Risk-Free Interest Rate								0.56%				0.24%	0.23%	0.22%	0.25%	0.01%								0.02%	0.02%	0.05%	0.07%	0.05%	0.06%	0.04%	0.01%	0.03%
Fair Value Assumptions, Expected Dividend Rate								0.00%				0.00%	0.00%	0.00%	0.00%	0.00%								0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected Life (in years)								1 year				10 months 6 days	10 months 13 days	10 months 17 days	1 year	1 month 17 days								4 months 2 days	4 months 10 days	4 months 13 days	4 months 17 days	4 months 17 days	4 months 20 days	6 months	1 month 20 days	3 months 4 days
Convertible Debenture One | Mark To Market One
Expected Volatility								366.00%
Risk-Free Interest Rate								0.56%
Fair Value Assumptions, Expected Dividend Rate								0.00%
Expected Life (in years)								1 year
Convertible Debenture One | Date Of Conversion One
Expected Volatility							433.00%
Risk-Free Interest Rate							0.58%
Fair Value Assumptions, Expected Dividend Rate							0.00%
Expected Life (in years)							10 months 2 days
Convertible Debenture Two
Expected Volatility								312.00%	371.00%	251.00%	301.00%	520.00%		512.00%		528.00%	496.00%		635.00%	650.00%	577.00%		597.00%
Risk-Free Interest Rate								0.56%	0.56%	0.29%	0.03%	0.24%		0.22%		0.01%	0.01%		0.02%	0.01%	0.03%		0.02%
Fair Value Assumptions, Expected Dividend Rate								0.00%	0.00%	0.00%	0.00%	0.00%		0.00%		0.00%	0.00%		0.00%	0.00%	0.00%		0.00%
Expected Life (in years)								9 months 29 days	10 months 24 days	2 months 16 days	3 months 7 days	9 months 25 days		10 months 10 days		22 days	25 days		1 month 2 days	1 month 2 days	1 month 10 days		1 month 13 days
Convertible Debenture Two | Mark To Market One
Expected Volatility								312.00%
Risk-Free Interest Rate								0.56%
Fair Value Assumptions, Expected Dividend Rate								0.00%
Expected Life (in years)								9 months 29 days
Convertible Debenture Two | Date Of Conversion One
Expected Volatility						485.00%
Risk-Free Interest Rate						0.40%
Fair Value Assumptions, Expected Dividend Rate						0.00%
Expected Life (in years)						8 months 16 days
Convertible Debenture Two | Mark To Market Two
Expected Volatility		468.00%
Risk-Free Interest Rate		0.38%
Fair Value Assumptions, Expected Dividend Rate		0.00%
Expected Life (in years)		6 months 29 days
Convertible Debenture Two | Mark To Market Three
Expected Volatility	394.00%
Risk-Free Interest Rate	0.34%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Expected Life (in years)	3 months 29 days
Convertible Debenture Three
Expected Volatility								111.00%				576.00%				505.00%		494.00%				462.00%
Risk-Free Interest Rate								0.56%				0.00%				0.02%		0.03%				0.04%
Fair Value Assumptions, Expected Dividend Rate								0.00%				0.00%				0.00%		0.00%				0.00%
Expected Life (in years)								22 days				22 days				3 months 22 days		3 months 25 days				4 months 6 days
Convertible Debenture Three | Mark To Market One
Expected Volatility								111.00%
Risk-Free Interest Rate								0.56%
Fair Value Assumptions, Expected Dividend Rate								0.00%
Expected Life (in years)								22 days
Convertible Debenture Three | Mark To Market Two
Expected Volatility		472.00%
Risk-Free Interest Rate		0.50%
Fair Value Assumptions, Expected Dividend Rate		0.00%
Expected Life (in years)		9 months 22 days
Convertible Debenture Three | Mark To Market Three
Expected Volatility	540.00%
Risk-Free Interest Rate	0.51%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Expected Life (in years)	6 months 22 days
Convertible Debenture Four | Mark To Market One
Expected Volatility		513.00%
Risk-Free Interest Rate		0.38%
Fair Value Assumptions, Expected Dividend Rate		0.00%
Expected Life (in years)		9 months 14 days
Convertible Debenture Four | Date Of Conversion One
Expected Volatility							467.00%
Risk-Free Interest Rate							0.58%
Fair Value Assumptions, Expected Dividend Rate							0.00%
Expected Life (in years)							1 year
Convertible Debenture Four | Mark To Market Two
Expected Volatility	550.00%
Risk-Free Interest Rate	0.51%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Expected Life (in years)	6 months 14 days
Convertible Debenture Four | Date Of Conversion Two
Expected Volatility					490.00%
Risk-Free Interest Rate					0.35%
Fair Value Assumptions, Expected Dividend Rate					0.00%
Expected Life (in years)					10 months 17 days
Convertible Debenture Four | Date Of Conversion Three
Expected Volatility			508.00%
Risk-Free Interest Rate			0.40%
Fair Value Assumptions, Expected Dividend Rate			0.00%
Expected Life (in years)			9 months 22 days
Convertible Debenture Five | Mark To Market One
Expected Volatility		458.00%
Risk-Free Interest Rate		0.50%
Fair Value Assumptions, Expected Dividend Rate		0.00%
Expected Life (in years)		9 months 14 days
Convertible Debenture Five | Mark To Market Two
Expected Volatility	550.00%
Risk-Free Interest Rate	0.51%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Expected Life (in years)	6 months 14 days
Convertible Debenture Five | Issuance Date One
Expected Volatility							476.00%
Risk-Free Interest Rate							0.58%
Fair Value Assumptions, Expected Dividend Rate							0.00%
Expected Life (in years)							1 year
ConvertibleDebenture Six | Mark To Market One
Expected Volatility		481.00%
Risk-Free Interest Rate		0.50%
Fair Value Assumptions, Expected Dividend Rate		0.00%
Expected Life (in years)		8 months 19 days
ConvertibleDebenture Six | Mark To Market Two
Expected Volatility	538.00%
Risk-Free Interest Rate	0.51%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Expected Life (in years)	5 months 19 days
ConvertibleDebenture Six | Issuance Date One
Expected Volatility				470.00%
Risk-Free Interest Rate				0.54%
Fair Value Assumptions, Expected Dividend Rate				0.00%
Expected Life (in years)				9 months